PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - Prepayments and other current assets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
VAT prepayments	¥ 1,325,624	$ 203,161	¥ 1,065,031
prepayments and other current assets.	¥ 3,793	$ 545